Subsequent Event (Details)	1 Months Ended
	Jul. 31, 2012 Letter of Intent USD ($)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Letter of Intent Nordic [Member] Maximum USD ($)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Letter of Intent Nordic [Member] Maximum EUR (€)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Side Letter Amendment Nordic [Member] Minimum Series A-6 Convertible Preferred Stock USD ($)
Subsequent Event
Amount of euro-denominated cash payments required to be made in connection with the services provided		$ 4,400,000	€ 3,500,000
Amount of U.S. dollar-denominated payments in cash required to be made in connection with the services provided		257,856
Value of shares that will be issued as additional payment				2,900,000
Value of shares that will be issued as additional payment before amendment	$ 2,900,000			$ 4,000,000